Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-56830
Entity Registrant Name	Brookfield Business Corporation
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	225 Liberty Street, 8th Floor
Entity Address, City or Town	New York, NY
Entity Address, Postal Zip Code	10281-1048
Entity Address, Country	US
Entity Common Stock, Shares Outstanding	87,720,678
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001654795
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	225 Liberty Street, 8th Floor
Entity Address, City or Town	New York, NY
Entity Address, Postal Zip Code	10281
Entity Address, Country	US
Contact Personnel Name	A.J. Silber
City Area Code	(212)
Local Phone Number	417-7000
New York Stock Exchange; Toronto Stock Exchange
Entity Addresses [Line Items]
Title of 12(b) Security	Class A Subordinate Voting Shares
Trading Symbol	BBUC
Security Exchange Name	NYSE